23. SHAREHOLDERS' EQUITY (Details 3) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
ShareholdersEquityLineItems [Line Items]
Capital reserve	R$ 192,845	R$ 115,354
Capital reserve [Member]
ShareholdersEquityLineItems [Line Items]
Result on sale and exchange of shares	125,532	125,532	R$ 125,532
Shares based payment	223,011	229,872	229,395
Acquisition of non-controlling entities	(155,478)	(239,830)	(239,830)
Capital transactions with subsidiaries	(220)	(220)
Capital reserve	R$ 192,845	R$ 115,354	R$ 115,097